Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2026
Events Occurring After the Reporting Date [Abstract]
Events occurring after the Reporting Date

Note 20. Events occurring after the Reporting Date

On 4 September 2026, Immuron Limited announced that it has executed an exclusive distribution agreement for ProIBS® in the United States with Calmino group AB. Immuron launched ProIBS® in Australia during FY26.

No other matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial years.